LEASES - Schedule of Undiscounted Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 162.2	$ 163.5
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	52.5	49.1
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	40.4	39.3
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	24.0	30.7
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	14.1	17.0
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	11.5	13.4
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 19.7	$ 14.0